COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue [abstract]
Base rent	$ 988	$ 768	$ 1,954	$ 1,580
Straight-line rent	4	5	11	7
Lease termination	11	2	21	12
Other lease income	177	152	370	322
Other revenue from tenants	236	258	546	519
Total commercial property revenue	$ 1,416	$ 1,185	$ 2,902	$ 2,440